Consolidating Guarantor and Nonguarantor Financial Information Level 4 Consolidating Statements of Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales
Trade																		$ 2,759,290	$ 2,229,325	$ 2,215,332
Intercompany Sales																		0	0	0
Related parties																		19,772	18,763	25,259
Total sales	852,295		694,600	764,600	732,900		587,000	547,400		628,000	589,400	483,200		1,597,173		1,319,886		2,779,062	2,248,088	2,240,591
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	750,996				632,607									1,395,843		1,142,731		2,343,174	1,952,619	1,947,362
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		60,271	40,058	33,613
Depreciation and amortization	8,766				8,338									17,243		16,457		33,407	37,022	34,899
Selling and distribution expenses	60,102				60,468									117,106		114,282		235,055	204,998	202,464
General and administrative expenses	10,251				10,689									20,297		19,737		43,122	37,242	38,463
General and administrative expenses from related party																		0	0	1,576
Other (income) expense, net	39				(653)									173		(285)		(902)	(3,195)	4,624
Total costs and expenses	830,076				712,755									1,550,316		1,293,492		2,715,931	2,275,134	2,253,753
Income (loss) from operations	22,219		8,600	28,100	20,145		6,200	(9,100)	[1]	2,100	(5,300)	(14,800)	[2]	46,857		26,394		63,131	(27,046)	(13,162)
Foreign exchange gain (loss)	(291)				(289)									(371)		(103)		37	(497)	352
Gain on repurchase of long-term debt																		0	0	28
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	62				87									124		194		392	407	790
Total nonoperating income (expense)	(5,010)				(5,020)									(9,919)		(9,540)		(21,328)	(19,077)	(19,835)
Income (loss) before income taxes and equity in net income (loss) of affiliates	17,209				15,125									36,938		16,854		41,803	(46,123)	(32,997)
Income tax provision	(6,797)				(78)									54,310		(139)		(307)	(240)	(300)
Income (loss) before equity in net income (loss) of affiliates	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	10,412		1,300	23,500	15,047		1,700	(13,800)	[1]	(3,700)	(9,900)	(19,000)	[2]	91,248		16,715		41,496	(46,363)	(33,297)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		(8,432)	(83,528)	(4,027)
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425	[3]			2,000	[3]								2,834	[3]	4,067	[3]	(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Boise Cascade Company (Parent) [Member]
Sales
Trade																		0	0	0
Intercompany Sales																		0	0	0
Related parties																		0	0	0
Total sales	0				0									0		0		0	0	0
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	0				0									0		0		0	0	0
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	33				32									79		64		120	240	346
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	4,045				4,040									8,148		7,703		16,425	13,613	14,400
General and administrative expenses from related party																				1,576
Other (income) expense, net	5				31									7		78		126	111	373
Total costs and expenses	4,083				4,103									8,234		7,845		16,671	13,964	16,695
Income (loss) from operations	(4,083)				(4,103)									(8,234)		(7,845)		(16,671)	(13,964)	(16,695)
Foreign exchange gain (loss)	(200)				(25)									(230)		26		149	(510)	12
Gain on repurchase of long-term debt																				28
Interest expense	(4,781)				(4,818)									(9,672)		(9,631)		(21,757)	(18,987)	(21,005)
Interest income	27				38									55		89		196	185	386
Total nonoperating income (expense)	(4,954)				(4,805)									(9,847)		(9,516)		(21,412)	(19,312)	(20,579)
Income (loss) before income taxes and equity in net income (loss) of affiliates	(9,037)				(8,908)									(18,081)		(17,361)		(38,083)	(33,276)	(37,274)
Income tax provision	(6,797)				(75)									54,310		(127)		(300)	(216)	(215)
Income (loss) before equity in net income (loss) of affiliates	(15,834)				(8,983)									36,229		(17,488)		(38,383)	(33,492)	(37,489)
Equity in net income (loss) of affiliates	26,246				24,030									55,019		34,203		79,879	(12,871)	4,192
Net income (loss)	10,412				15,047									91,248		16,715		41,496	(46,363)	(33,297)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		(8,432)	(83,528)	(4,027)
Amortization of actuarial loss	1,411				1,958									2,806		3,984		7,632	2,703	556
Amortization of prior service costs and other	14				42									28		83		416	175	178
Other comprehensive loss	1,425				2,000									2,834		4,067		(384)	(80,650)	(3,293)
Comprehensive income (loss)	11,837				17,047									94,082		20,782		41,112	(127,013)	(36,590)
Guarantor Subsidiaries [Member]
Sales
Trade																		2,746,208	2,215,983	2,200,379
Intercompany Sales																		0	0	57
Related parties																		19,772	18,763	25,259
Total sales	848,515				729,794									1,590,898		1,314,042		2,765,980	2,234,746	2,225,695
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	746,539				629,755									1,388,126		1,137,095		2,329,853	1,939,993	1,930,316
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		60,271	40,058	33,613
Depreciation and amortization	8,429				7,857									16,553		15,497		31,691	35,010	32,635
Selling and distribution expenses	59,461				59,691									115,833		112,750		231,593	202,254	201,079
General and administrative expenses	5,891				6,424									11,762		11,665		25,529	22,976	24,122
General and administrative expenses from related party																				0
Other (income) expense, net	261				953									487		1,196		2,818	4,114	(4,881)
Total costs and expenses	820,581				704,680									1,532,761		1,278,203		2,681,755	2,244,405	2,216,884
Income (loss) from operations	27,934				25,114									58,137		35,839		84,225	(9,659)	8,811
Foreign exchange gain (loss)	(69)				(134)									(113)		(59)		(124)	20	(57)
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	35				49									69		105		196	222	404
Total nonoperating income (expense)	(34)				(85)									(44)		46		72	242	347
Income (loss) before income taxes and equity in net income (loss) of affiliates	27,900				25,029									58,093		35,885		84,297	(9,417)	9,158
Income tax provision	0				(3)									0		(12)		(7)	(24)	(66)
Income (loss) before equity in net income (loss) of affiliates	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	27,900				25,026									58,093		35,873		84,290	(9,441)	9,092
Non-guarantor Subsidiaries [Member]
Sales
Trade																		13,082	13,342	14,953
Intercompany Sales																		13,396	11,157	14,398
Related parties																		0	0	0
Total sales	6,700				6,382									11,833		12,371		26,478	24,499	29,351
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	7,692				6,352									13,662		12,531		27,885	24,436	31,442
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	304				449									611		896		1,596	1,772	1,918
Selling and distribution expenses	641				777									1,273		1,532		3,462	2,744	1,385
General and administrative expenses	0				1									0		1		0	0	0
General and administrative expenses from related party																				0
Other (income) expense, net	(305)				(331)									(667)		(989)		(2,042)	(1,030)	(116)
Total costs and expenses	8,332				7,248									14,879		13,971		30,901	27,922	34,629
Income (loss) from operations	(1,632)				(866)									(3,046)		(1,600)		(4,423)	(3,423)	(5,278)
Foreign exchange gain (loss)	(22)				(130)									(28)		(70)		12	(7)	397
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	(22)				(130)									(28)		(70)		12	(7)	397
Income (loss) before income taxes and equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,881)
Income tax provision	0				0									0		0		0	0	(19)
Income (loss) before equity in net income (loss) of affiliates	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Net income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	(1,654)				(996)									(3,074)		(1,670)		(4,411)	(3,430)	(4,900)
Eliminations [Member]
Sales
Trade																		0	0	0
Intercompany Sales																		(13,396)	(11,157)	(14,455)
Related parties																		0	0	0
Total sales	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Costs and expenses
Materials, labor, and other operating expenses (excluding depreciation)	(3,235)				(3,500)									(5,945)		(6,895)		(14,564)	(11,810)	(14,396)
Materials, labor, and other operating expenses from related parties (excluding depreciation)																		0	0	0
Depreciation and amortization	0				0									0		0		0	0	0
Selling and distribution expenses	0				0									0		0		0	0	0
General and administrative expenses	315				224									387		368		1,168	653	(59)
General and administrative expenses from related party																				0
Other (income) expense, net	0				0									0		0		0	0	0
Total costs and expenses	(2,920)				(3,276)									(5,558)		(6,527)		(13,396)	(11,157)	(14,455)
Income (loss) from operations	0				0									0		0		0	0	0
Foreign exchange gain (loss)	0				0									0		0		0	0	0
Gain on repurchase of long-term debt																				0
Interest expense	0				0									0		0		0	0	0
Interest income	0				0									0		0		0	0	0
Total nonoperating income (expense)	0				0									0		0		0	0	0
Income (loss) before income taxes and equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Income tax provision	0				0									0		0		0	0	0
Income (loss) before equity in net income (loss) of affiliates	0				0									0		0		0	0	0
Equity in net income (loss) of affiliates	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Net income (loss)	(26,246)				(24,030)									(55,019)		(34,203)		(79,879)	12,871	(4,192)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss																		0	0	0
Amortization of actuarial loss	0				0									0		0		0	0	0
Amortization of prior service costs and other	0				0									0		0		0	0	0
Other comprehensive loss	0				0									0		0		0	0	0
Comprehensive income (loss)	$ (26,246)				$ (24,030)									$ (55,019)		$ (34,203)		$ (79,879)	$ 12,871	$ (4,192)

[1]	Included $0.9 million in noncash asset write-downs.
[2]	Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho. Included $1.2 million in noncash asset write-downs.
[3]	Represents amounts reclassified from accumulated other comprehensive loss. These amounts are included in the computation of net periodic pension cost. For additional information, see Note 6, Retirement and Benefit Plans.